RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) - Related Party - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Xiaomi Communication, Information, Technology
CONSOLIDATED STATEMENTS OF OPERATIONS
Unbilled receivables	$ 3	$ 269
Whale Microelectronics Co., Ltd
CONSOLIDATED STATEMENTS OF OPERATIONS
Total consideration	3,006
Transfer of intangible assets	$ 1,052	$ 310